Right-of-use Assets - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,295,851
Balance, end of period	3,034,554	R$ 2,295,851
Repurchase	2,596	6,826	R$ 3,923
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, beginning of period	9,011,558	7,552,548
Acquisitions	2,171,628	261,603
Write-offs	(21,029)	(24,993)
Contractual modification of leased property, plant and equipment	242,274	1,191,206
Transfers	66,248	(18,792)
Balance, end of period	11,470,679	9,011,558	7,552,548
Right-of-use assets | Gross carrying amount [member] | Aircraft (a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	14,279,939	12,753,324
Acquisitions	2,701,036	1,063,167
Write-offs	(439,430)	(833,855)
Contractual modification of leased property, plant and equipment	248,712	1,281,755
Transfers	66,248	15,548
Balance, end of period	16,856,505	14,279,939	12,753,324
Right-of-use assets | Gross carrying amount [member] | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,552,036	1,938,788
Acquisitions	744,988	568,874
Write-offs	(105,738)	(892,072)
Contractual modification of leased property, plant and equipment	(12,390)	(30,128)
Transfers	0	(33,426)
Balance, end of period	2,178,896	1,552,036	1,938,788
Right-of-use assets | Gross carrying amount [member] | Restoration
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,699,610	1,819,438
Acquisitions	713,649	501,864
Write-offs	(56,491)	(455,967)
Contractual modification of leased property, plant and equipment	(208,098)	(165,725)
Transfers	0	0
Balance, end of period	2,148,670	1,699,610	1,819,438
Right-of-use assets | Gross carrying amount [member] | Other property, plant and equipment [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	324,650	226,621
Acquisitions	64,138	21,763
Write-offs	(40,407)	0
Contractual modification of leased property, plant and equipment	2,544	76,266
Transfers	0	0
Balance, end of period	350,925	324,650	226,621
Right-of-use assets | Gross carrying amount [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	17,856,235	16,738,171
Acquisitions	4,223,811	2,155,668
Write-offs	(642,066)	(2,181,894)
Contractual modification of leased property, plant and equipment	30,768	1,162,168
Transfers	66,248	(17,878)
Balance, end of period	21,534,996	17,856,235	16,738,171
Right-of-use assets | Depreciation | Aircraft (a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(7,417,554)	(7,228,226)
Acquisitions	(1,185,460)	(958,351)
Write-offs	439,430	769,937
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	(914)
Balance, end of period	(8,163,584)	(7,417,554)	(7,228,226)
Right-of-use assets | Depreciation | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(616,379)	(1,159,612)
Acquisitions	(362,563)	(327,401)
Write-offs	95,121	870,634
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(883,821)	(616,379)	(1,159,612)
Right-of-use assets | Depreciation | Restoration
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(701,501)	(628,522)
Acquisitions	(445,171)	(557,984)
Write-offs	54,633	455,967
Contractual modification of leased property, plant and equipment	211,506	29,038
Transfers	0	0
Balance, end of period	(880,533)	(701,501)	(628,522)
Right-of-use assets | Depreciation | Other property, plant and equipment [member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(109,243)	(58,914)
Acquisitions	(58,989)	(50,329)
Write-offs	31,853	0
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(136,379)	(109,243)	(58,914)
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(8,844,677)	(9,075,274)
Acquisitions	(2,052,183)	(1,894,065)
Write-offs	621,037	2,096,538
Contractual modification of leased property, plant and equipment	211,506	29,038
Transfers	0	(914)
Balance, end of period	R$ (10,064,317)	R$ (8,844,677)	(9,075,274)
Right-of-use assets | Depreciation | Weighted rate | Aircraft (a)
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	8.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	23.00%	17.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	26.00%	31.00%
Right-of-use assets | Depreciation | Weighted rate | Other property, plant and equipment [member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	18.00%	22.00%
Right-of-use assets | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 9,011,558	R$ 7,662,897
Acquisitions	2,171,628	261,603
Write-offs	(21,029)	(85,356)
Contractual modification of leased property, plant and equipment	242,274	1,191,206
Transfers	66,248	(18,792)
Balance, end of period	11,470,679	9,011,558	7,662,897
Right-of-use assets | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 0	(110,349)
Acquisitions		0
Write-offs		110,349
Contractual modification of leased property, plant and equipment		0
Transfers		0
Balance, end of period		R$ 0	R$ (110,349)